Restructuring Programs - Aggregate Expenses Incurred Associated with Facility Closure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 105.4	$ 166.7	$ 73.6
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4.4	13.3	35.5
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.7	4.3	0.0
Other operating expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	99.3	149.1	38.1
Restructuring and Margin Improvement Activities Categories
Restructuring Cost and Reserve [Line Items]
Restructuring charges	105.4	166.7	73.6
TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	89.5	118.4	51.4
TreeHouse 2020 | Restructuring and Margin Improvement Activities Categories
Restructuring Cost and Reserve [Line Items]
Restructuring charges	89.5	118.4	51.4
Structure to Win
Restructuring Cost and Reserve [Line Items]
Restructuring charges	15.9	44.1
Structure to Win | Restructuring and Margin Improvement Activities Categories
Restructuring Cost and Reserve [Line Items]
Restructuring charges	15.9	44.1	0.0
Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9.1	1.6	16.3
Other restructuring and plant closing costs | Restructuring and Margin Improvement Activities Categories
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.0	$ 4.2	$ 22.2